Real Estate Transactions	12 Months Ended
Dec. 31, 2012
Real Estate Transactions [Abstract]
Real Estate Transactions
15. REAL ESTATE TRANSACTIONS

During the year ended December 31, 2012, the Company recognized $10 million in gains from the sale of real estate in the Consolidated Statement of Operations which were recorded as a reduction to selling, general and administrative expenses, $4 million of which was previously deferred. The net proceeds of $8 million from these sales were recorded in investing activities and the net gains are recorded in operating activities in the Consolidated Statement of Cash Flows.

During the year ended December 31, 2011, the Company recognized $5 million in gains from the sale of real estate in the Consolidated Statement of Operations which were recorded as a reduction to selling, general and administrative expenses, which includes $4 million of gains previously deferred. The net proceeds of $2 million from these sales were recorded in investing activities and the net gains are recorded in operating activities in the Consolidated Statement of Cash Flows.

During the year ended December 31, 2010, the Company recognized $10 million in gains from the sale of real estate in the Consolidated Statement of Operations which were recorded as a reduction to selling, general and administrative expenses, which includes $3 million of gains previously deferred. The net proceeds of $39 million from these sales were recorded in investing activities and the net gains are recorded in operating activities in the Consolidated Statement of Cash Flows.